Equity (Tables)	6 Months Ended
Jun. 30, 2023
Equity [Abstract]
Schedule of Ordinary Share Capital
	Number of shares
	Authorized	Issued and paid	Authorized	Issued and paid
	June 30, 2023		December 31, 2022
Ordinary shares of no-par value	75,000,000	34,869,230	75,000,000	32,628,044